Label	Element	Value
Prospectus Line Items	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Dec. 02, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 02, 2019
Prospectus Date	rr_ProspectusDate	Dec. 02, 2019
ALPS/Kotak India Growth Fund
Prospectus Line Items	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALPS | KOTAK INDIA GROWTH FUND (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2018, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2021. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its objective, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity and equity-linked securities of “Indian companies.” Indian companies are those that:

●

are organized under the laws of, or maintain their principal place of business in, or for which the principal trading market for their securities is in India (which is presently considered an emerging market);

●	derive 50% or more of their total revenue or profit from either goods or services produced or sales made in India; or
●	have 50% or more of their assets in India.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund intends to invest in companies of all capitalization sizes.

The Fund may invest in the equity securities of Indian companies by investing in shares of a wholly owned, collective investment vehicle (the “Portfolio”), registered with and regulated by the Mauritius Financial Services Commission. The Portfolio shall invest in securities of a wide selection of Indian companies, consistent with the Fund’s investment strategies. Investment by the Portfolio is a tax efficient method of investing in Indian companies. The Portfolio has presently established tax residency in Mauritius and is eligible to receive beneficial tax treatment under the double taxation avoidance agreement entered into between Mauritius and India (the “Treaty”).

To the extent the Fund invests through the Portfolio, an investment in the Fund is an indirect investment in the Portfolio. Unless the context indicates otherwise, descriptions in this Prospectus of securities and transactions, and their associated investment risks and restrictions, refer to and apply with respect to investments made by the Portfolio. For details on status of the investments through Portfolio, please refer to the SAI.

The Fund has procured registration with SEBI as a Category II FPI to invest in India directly. The Portfolio intends to gradually liquidate its investments in Indian securities. It is expected that gradually, all the investments in Indian securities would be held directly by the Fund.

The Fund complies with applicable investment policies on an aggregate basis with the Portfolio. The Portfolio complies with the provisions of the federal securities laws relating to affiliated transactions and custody. The engagement and retention of the advisers to the Portfolio comply with the initial approval and renewal requirements of the federal securities laws.

The Fund will invest directly and/or indirectly in equity and equity-linked securities of Indian companies that, in the opinion of the Sub-Adviser have one or more of the following characteristics for growth, such as, but not exclusively limited to Indian companies:

●	that are sector leaders and enjoy leadership in their respective segments;
●	that are strong asset plays;
●	that are expected to witness operational and financial improvement due to positive swing in their business cycles;
●	that are expected to sustain high growth due to their ability to create new markets, develop nascent business segments and operate successfully in niche segments with scale-up potential;
●	that are expected to create and deliver long-term value due to innovation and IPR development; and
●	display the potential for value unlocking in the medium- to long-term due to strategic sale, change in management, deregulation, economic legislation and reform.

The Fund will normally invest at least 80% of its net assets, plus any borrowings for investment purposes, directly or indirectly in equity and equity-linked securities of Indian companies. Because the financials sector (including the banking and insurance industries) represents a significant portion of the total capitalization of the Indian market, the Fund’s investments may hold a substantial portion of its investment in the financials sector.

The Sub-Adviser will implement an active Fund management strategy, employing both “top-down” and “bottom-up” research styles combined with macro and economic analysis. As a “top down” investor, the Sub-Adviser focuses primarily on broad investment contours like sectoral and sub-sectoral composition. The Sub-Adviser’s investment team examines the Indian and global economy to identify potential investment opportunities across industries. As a “bottom-up” investor focusing primarily on individual securities, the Sub-Adviser looks for companies whose current valuations, in the Sub-Adviser’s opinion, does not reflect future growth prospects. The Sub-Adviser chooses companies that have identifiable drivers of future earnings growth and present, in the Sub-Adviser’s opinion, the best trade-off between that potential earnings growth, business and financial risk and valuation. The Sub-Adviser’s philosophy includes favoring companies that have competitive advantages through leading-edge products, intellectual property, product positioning, unique market niches, brand identity, solid management teams, strong balance sheets, above average or rising margins and strong returns on capital invested in the business. In choosing equity investments, the Sub-Adviser also considers such factors as the financial strength of the company, the expertise of management, the growth potential of the company within the industry, and the growth potential of the industry itself.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

●	Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

●

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

●

Micro-, Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in micro-capitalization, small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

●

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

●

Geographic Risk. A focus on investments in issuers located in India will subject the Fund, to a greater extent, than if investments were less focused, to the risks of adverse securities markets, exchange rates and social, political, regulatory, economic or environmental events and natural disasters which may occur in India. The economy, industries, and securities and currency markets of India may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

●

Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●

Indian Financials Sector Risk. The Indian financials industry is subject to extensive governmental control, protection and regulation, which may adversely affect the scope of financials industry firm activities, the prices they can charge and the amount of capital they must maintain. Policies and regulations implemented by the Reserve Bank of India, which serves as the country’s central bank, may also have an adverse impact on Indian financial institutions. The Indian financials industry is exposed to risks that may impact the value of investments in the financials industry more severely than investments outside this sector, including operating with substantial financial leverage. The Indian financials industry may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. India poses additional unique risks with respect to the financials industry, such as the fact that only a small portion of the population holds insurance.

●

India Market Risks. Investments in India can be considered speculative, and therefore may offer higher potential for losses. Political and economic structures in India generally lack the social, political and economic stability of more developed nations. Share prices of Indian companies tend to be volatile, can be subject to currency exchange fluctuations and can lack liquidity. The stock markets in India are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations The risk of loss may be increased because Indian issuers are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in the United States. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets. Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If Indian securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

The political, economic and social structures of many developing countries, including India, may be less stable and more volatile than those in the U.S. investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries, securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries.

●

Investment into India from Mauritius. The Fund may be fully or partially invested in the Portfolio. The Portfolio, which invests in the securities of Indian companies, was formed in the Republic of Mauritius and has elected to be treated as a disregarded entity for U.S. federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for U.S. federal income tax purposes.

The taxation of the Portfolio in India is governed by India law and relevant tax treaties. To avail itself of certain treatment under those regulations, a person is required to obtain and provide a tax residence certificate issued by the Mauritius Revenue Authority along with prescribed information.

While the Portfolio currently holds a tax residency certificate in Mauritius and is expected to renew it on an annual basis, there is no guarantee that such renewal will be granted by the Mauritius Revenue Authority. In case the Portfolio is found not to be tax resident in Mauritius, the Portfolio may no longer be eligible for the benefits under the provisions of the Treaty which consequently may have an adverse impact on the taxability of the Portfolio and the returns to the investors.

If the Portfolio chooses not to take any Treaty benefits it would be subject to tax in India at 100% of the applicable rate of domestic tax in India.

●

Tax Residence in India. Under the Act, an entity is deemed to have its ‘place of effective management’ (“POEM”) in India if key management and commercial decisions that are necessary for the conduct of the business of that entity as a whole are, in substance, made in India. In case a foreign company like the Portfolio or the Fund is treated to have its POEM in India, there is a risk of it being treated as a tax resident of India in which case its worldwide income could be taxed in India.

●

Currency Risk. Fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s investments to decline in terms of U.S. dollars. Additionally, certain foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. The Fund may invest in securities denominated in, or which receive revenues in, non-U.S. currencies are subject to this risk.

●

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that the Sub-Adviser may choose to emphasize or deemphasize from time to time, as well as to the individual securities within those sectors held by the Fund. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

●

General Anti Avoidance Rule (“GAAR”). General Anti Avoidance Rule (“GAAR”) - The GAAR-related provisions of the Act is effective from April 1, 2017. As per GAAR, in the event a transaction/arrangement is determined as being an ‘impermissible avoidance arrangement’, the tax authorities may deny tax benefits even if conferred under a tax treaty. GAAR will not apply in certain cases including where treaty benefits are not being availed or on investments made before April 1, 2017. However if the Indian tax authorities were to apply GAAR to the Portfolio, it could have an adverse impact on the taxability of the Fund and the returns to the Investors.

●

Mauritius Portfolio Risk. By investing in the Portfolio, the Fund is indirectly exposed to the risks associated with the Portfolio’s investments. The Portfolio is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act.

In addition, changes in the laws of the United States, India and/or Mauritius, could result in the inability of the Fund and/or the Portfolio to operate as described in this Prospectus and the statement of additional information and could adversely affect the Fund. The investments held by the Portfolio generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Because Class II shares of the Fund had not commenced operations as of the date of this prospectus, the returns shown are of the Fund’s Investor Class shares, which are described in a separate prospectus. Class II shares would have similar annual returns as the Investor Class because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Class II shares would pay lower expenses, and therefore would generally be expected to have higher returns than the Investor Class.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index and an additional index. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class II shares of the Fund had not commenced operations as of the date of this prospectus, the returns shown are of the Fund's Investor Class shares, which are described in a separate prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (for calendar years ended 12/31) Investor Class Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter – March 31, 2012	24.09%
Worst Quarter – December 31, 2016	-9.41%

The Fund’s Investor Class share year-to-date return as of September 30, 2019 was 3.21%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns for Class II shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because Class II shares of the Fund had not commenced operations as of the date of this prospectus, the returns shown are of the Fund's Investor Class shares, which are described in a separate prospectus.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
ALPS/Kotak India Growth Fund | Class II
Prospectus Line Items	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of exchange price or amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	1.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
One Year	rr_ExpenseExampleYear01	$ 77
Three Years	rr_ExpenseExampleYear03	481
Five Years	rr_ExpenseExampleYear05	910
Ten Years	rr_ExpenseExampleYear10	$ 2,106
ALPS/Kotak India Growth Fund | Investor Shares
Prospectus Line Items	rr_ProspectusLineItems
2012	rr_AnnualReturn2012	37.45%
2013	rr_AnnualReturn2013	(5.07%)
2014	rr_AnnualReturn2014	47.61%
2015	rr_AnnualReturn2015	(3.39%)
2016	rr_AnnualReturn2016	4.14%
2017	rr_AnnualReturn2017	39.74%
2018	rr_AnnualReturn2018	(12.46%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.41%)
1 Year	rr_AverageAnnualReturnYear01	(12.46%)
5 Years	rr_AverageAnnualReturnYear05	12.68%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2011
ALPS/Kotak India Growth Fund | After Taxes on Distributions | Investor Shares
Prospectus Line Items	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.80%)
5 Years	rr_AverageAnnualReturnYear05	11.01%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2011
ALPS/Kotak India Growth Fund | After Taxes on Distributions and Sales | Investor Shares
Prospectus Line Items	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.50%)
5 Years	rr_AverageAnnualReturnYear05	9.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2011
ALPS/Kotak India Growth Fund | Nifty 500 Index (formerly, the CNX 500 Index) (reflects no deduction for fees, expenses or taxes)
Prospectus Line Items	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.95%)	[3]
5 Years	rr_AverageAnnualReturnYear05	11.12%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2011	[3]
ALPS/Kotak India Growth Fund | MSCI India Index TR (reflects no deduction for fees, expenses or taxes)
Prospectus Line Items	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.33%)	[4]
5 Years	rr_AverageAnnualReturnYear05	8.07%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2011	[4]

[1]	ALPS Advisors, Inc. (the "Adviser") has agreed to waive and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. (the "Sub-Adviser") has agreed to waive and/or reimburse fees or expenses in order to limit Total annual Fund operating expenses after fee waiver/expense reimbursements (excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes, and extraordinary expenses) to 0.75% for Class II shares of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2021. The Adviser and the Sub-Adviser will be permitted to recapture, on a class- by-class basis, expenses they have borne through this letter agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in this letter agreement or in previous letter agreements; provided however, that such recapture payments do not cause the Fund's expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated on a monthly basis. The Expense Agreement may not be terminated or modified prior to February 28, 2021 except with the approval of the Fund's Board of Trustees.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[3]	Broad-based securities market index.
[4]	Additional index.